UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan U.S. Real Estate Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Financials — 97.4%
	Diversified — 3.3%
480	Vornado Realty Trust	36,337

	Health Care — 14.6%
2,308	HCP, Inc.	76,161
351	Health Care REIT, Inc.	15,864
1,402	Senior Housing Properties Trust	31,059
804	Ventas, Inc.	38,176

		161,260
	Hotels — 6.2%
3,658	Host Hotels & Resorts, Inc.	53,587
1,339	Sunstone Hotel Investors, Inc. (a)	14,954

		68,541
	Industrial — 5.7%
2,281	AMB Property Corp.	62,135

	Multifamily — 21.5%
2,325	Apartment Investment & Management Co., Class A	42,806
607	AvalonBay Communities, Inc.	52,449
2,223	Equity Residential	87,042
603	Essex Property Trust, Inc.	54,199

		236,496
	Office — 18.1%
1,183	Boston Properties, Inc.	89,227
742	Corporate Office Properties Trust	29,793
1,243	Douglas Emmett, Inc.	19,106
1,520	Mack-Cali Realty Corp.	53,578
372	Piedmont Office Realty Trust, Inc., Class A	7,378

		199,082
	Regional Malls — 14.4%
770	Macerich Co. (The)	29,510
1,239	Simon Property Group, Inc.	103,959
640	Taubman Centers, Inc.	25,551

		159,020
	Shopping Centers — 6.0%
662	Federal Realty Investment Trust	48,193
427	Saul Centers, Inc.	17,684

		65,877
	Storage — 7.6%
1,048	Extra Space Storage, Inc.	13,287
770	Public Storage	70,852

		84,139
	Total Common Stocks (Cost $796,839)	1,072,887
Short-Term Investment — 2.9%
	Investment Company — 2.9%
32,433	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $32,433)	32,433
	Total Investments — 100.3% (Cost $829,272)	1,105,320
	Liabilities in Excess of Other Assets — (0.3)%	(3,769)
	NET ASSETS — 100.0%	$1,101,551

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$276,048
Aggregate gross unrealized depreciation	–
Net unrealized appreciation/depreciation	$276,048
Federal income tax cost of investments	$829,272

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,105,320	$–	$–	$1,105,320

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 24, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 24, 2010